DEBT (Details - Assumptions)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	3.97%	1.14%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	67.1%	12.3%
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	11.50	11.50
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, Determination of Fair Value	1.53	10.00